Details of Significant Accounts - Summary of Long-term Borrowings (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)	Oct. 23, 2020 TWD ($)	Oct. 23, 2020 USD ($)	Jun. 18, 2020 USD ($)	May 27, 2020 TWD ($)	May 27, 2020 USD ($)	Dec. 27, 2018 USD ($)	Sep. 04, 2015 TWD ($)	Sep. 04, 2015 USD ($)	Sep. 01, 2015 TWD ($)	Sep. 01, 2015 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 584,263	$ 370,653	$ 20,807
Less: Current portion (Shown as "Other current liabilities")	(115,187)	(315,145)	(4,102)
Long-term borrowings	$ 469,076	$ 55,508	$ 16,705
Note 1 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.80%	1.85%	1.80%
Secured borrowings, Collateral	Note 6	Note 6
Secured borrowings	$ 33,403	$ 35,360	$ 1,190									$ 37,750	$ 1,344
Note 2 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.80%	1.85%	1.80%
Secured borrowings, Collateral	Note 6	Note 6
Secured borrowings	$ 22,100	$ 25,500	$ 787							$ 34,000	$ 1,211
Note 3 | Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	4.00%	4.75%	4.00%
Secured borrowings, Collateral	Note 6	Note 6
Secured borrowings	$ 341,760	$ 309,793	$ 12,171			$ 12,000			$ 12,000
Note 4 | Non-financial Institution - Secured Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.35%		1.35%
Secured borrowings, Collateral	Note 6
Secured borrowings	$ 67,000		$ 2,386				$ 95,000	$ 3,383
Note 5 | Chang Hwa Commercial Bank- Unsecured Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.78%		1.78%
Secured borrowings	$ 120,000		$ 4,273	$ 120,000	$ 4,274